Inventories - Analysis of Inventory Reserve Accounts (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Write-downs (reversals of write-downs) of inventories [Abstract]
Inventories recognized as an expense in cost of sales	¥ 11,021,960	$ 1,741,391	¥ 9,308,265	¥ 9,566,699
Inventories written down	17,492	2,764	48,202	59,339
Reversal of write-down of inventories	¥ (37,393)	$ (5,908)	¥ (53,373)	¥ (24,079)